Related Parties	12 Months Ended
Feb. 29, 2024
Related Parties [Abstract]
RELATED PARTIES

30. RELATED PARTIES

In addition to the information disclosed in Notes 11, 12 and 19 in the financial statements, the following transactions took place between the Group and related parties at the terms agreed between parties:

Transactions with related parties

	Year ended February 29/28
Figures in Rand thousands	2024	2023	2022

Sales to related parties	(30,730)	(20,139)	(28,915)
Purchases from related parties	137,107	92,520	98,032
Rent paid to related parties	8,468	6,121	13,697

Information regarding the key management and prescribed officers is detailed in Note 34.